Other Financial and Non Financial Liabilities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other Financial and Non Financial Liabilities
23.	OTHER FINANCIAL AND NON FINANCIAL LIABILITIES

The breakdown of the other financial and nonfinancial liabilities account in the statement of financial position is as follows:

Other financial liabilities	12/31/2018	12/31/2017	01/01/2017
Amounts payable for spot and forward purchases pending settlement	1,686,392	2,889,961	394,888
Credit card settlement—due to merchants	9,989,032	9,175,548	7,857,222
Collections and other transactions on account and behalf others	740,331	922,405	949,080
Other	2,902,758	2,605,237	2,483,674

	15,318,513	15,593,151	11,684,864

Other non financial liabilities	12/31/2018	12/31/2017	01/01/2017
Salaries and payroll taxes payable	1,842,754	2,050,439	1,737,357
Taxes payable	1,372,317	138,328	1,228,037
Withholdings	1,197,945	1,529,654	1,749,444
Fees payable	154,072	107,988	176,922
Miscellaneous payables	617,882	695,455	662,827
Retirement pension payment orders pending settlement	255,331	249,611	200,767
Other	434,816	508,335	74,774

	5,875,117	5,279,810	5,830,128